Organization and Principal Activities	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Greenland Technologies Holding Corporation, formerly known as Greenland Acquisition Corporation ("Greenland" or the "Company"), was incorporated on December 28, 2017 as a British Virgin Islands Company with limited liability. The Company was incorporated as a blank check Company for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more target businesses. On October 24 2019, The Company acquired all of the outstanding shares of Zhongchai Holding (Hong Kong) Limited via a reverse capitalization and changed its name from Greenland Acquisition Corporation to Greenland Technologies Holding Corporation.

Greenland serves as the parent Company for the primary operating Company, Zhongchai Holding (Hong Kong) Limited, a holding Company formed under the laws of Hong Kong on April 23, 2009 ("Zhongchai Holding"). Through Zhongchai Holding and other subsidiaries, Greenland develops and manufactures traditional transmission products for material handling machineries in PRC, as well as develop models for robotic cargo carriers, which are expected to be produced in the near future in PRC.

The Company's Shareholders

As of December 31, 2019, Cenntro Holding Limited owns 74.95% of Greenland's outstanding ordinary shares. Cenntro Holding Limited is controlled and beneficially owned by Mr. Peter Zuguang Wang, chairman of the Company.

The Company's Subsidiaries

Zhongchai Holding, the 100% owned subsidiary of the Company, owned 89.47% of Zhejiang Zhongchai Machinery Co., Ltd. ("Zhejiang Zhongchai") and 100% of Hangzhou Greenland Robotic Co., Ltd ("Hangzhou Greenland").

Zhejiang Zhongchai, the subsidiary of the Company, is the sole shareholder of Zhejiang Shengte Transmission Co., Ltd. ("Shengte"). It also owned 62.5% of Shanghai Hengyu Enterprise Management Consulting Co., Ltd. ("Hengyu") until transferred its ownership to Zhongchai Holding on July 15, 2019.

Zhejiang Zhongchai

Zhejiang Zhongchai, a limited liability Company registered on November 21, 2005, is the direct operating subsidiary of Zhongchai Holding in PRC. On April 5, 2007, Usunco Automotive Limited ("Usunco"), a British Virgin Islands limited liability Company incorporated on April 24, 2006, invested $8,000,000 USD into Zhejiang Zhongchai for its approximately 75.47% interest. On December 16, 2009, Usunco agreed to transfer its 75.47% interest in Zhejiang Zhongchai to Zhongchai Holding. On April 26, 2010, Xinchang County Keyi Machinery Co., Ltd. transferred all its 24.528% interest in Zhejiang Zhongchai to Zhongchai Holding for a consideration of US$2.6 million. On November 1, 2017, Xinchang County Jiuxin Investment Management Partnership (LP) ("Jiuxin"), an entity controlled and beneficially owned by Mr. He Mengxing, president of Zhejiang Zhongchai, closed its investment of approximately RMB31,590,000 in Zhejiang Zhongchai for 10.53% of its interest. As of December 31, 2019, Zhongchai Holding owns approximately 89.47% of Zhejiang Zhongchai and Jiuxin owns approximately 10.53% of Zhejiang Zhongchai.

Through Zhejiang Zhongchai, the Company has been engaged in the manufacture and sale of transmission systems mainly for forklift trucks since 2006. These forklift trucks are used in manufacturing and logistics applications, such as factory, workshop, warehouse, fulfilment centers, shipyards and seaports. The transmission systems are the key components for the forklift trucks. The Company supplies transmission systems to forklift truck manufacturers. Its transmission systems fit for forklift trucks ranging from 1 to 15 tons, with either mechanical shift or automatic shift. All the products are currently manufactured at the Company's facility in Xinchang, Zhejiang Province, PRC and are sold to both domestic and oversea markets. The Company has moved to its new factory in Meizhu, Xinchang, Zhejiang Province, PRC, in October of 2019.

Shengte

Shengte is a limited liability Company registered on February 24, 2006 in Xinchang High-Tech Industrial Park, Zhejiang, PRC.

Shengte manufactures parts of transmission boxes for Zhejiang Zhongchai. All parts were manufactured in the Company's Xinchang facility and were sold internally to Zhejiang Zhongchai. In January 2019 Shengte has stopped its business and transferred its most assets to Zhejiang Zhongchai and only maintain its employee social benefit function in the local region.

Hengyu

Hengyu is a limited liability Company registered on September 10, 2015 in Shanghai Free Trade Zone, Shanghai, and PRC. Hengyu holds no assets other than an account receivable owed by Cenntro Holding Limited. Main business of Hengyu are investment management and consulting services.

Hangzhou Greenland

Hangzhou Greenland is a limited liability Company registered on August 9, 2019 in Hangzhou Sunking Plaza, Zhejiang, PRC. Hangzhou Greenland completed a conceptual prototype of a robotic cargo carrier in August 2018.

Details of the Company's subsidiaries, which are included in these consolidated financial statements as of December 31, 2019, are as follows:

Name	Domicile and Date of Incorporation	Paid-in Capital		Percentage of Effective Ownership	Principal Activities
Zhongchai Holding (Hong Kong) Limited	HongKong April 23, 2009	HKD	10,000	100%	Holding
Zhejiang Zhongchai Machinery Co., Ltd.	PRC November 21, 2005	USD	28,612,943	89.47%	Manufacture, sale of various transmission boxes
Zhejiang Shengte Transmission Co., Ltd.	PRC February 24, 2006	RMB	5,000,000	89.47%	Manufacture and sale of parts of transmission box
Shanghai Hengyu Enterprise Management Consulting Co., Ltd.	PRC September 10, 2015	RMB	251,500,000	62.5%	Investment management and consulting services.
Hangzhou Greenland Robotic Technologies Co., Ltd.	PRC August 8, 2019	RMB	252,862	100%	Manufactures and sales carrier cargo robotics.